Share-based Payment Arrangements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average exercise prices (in USD)
Outstanding on January 1	$ 2.6	$ 3.08	$ 4.29
Expired during the year		7	20.72
Granted during the year	1.32	1.59	1.85
Outstanding on December 31	1.71	2.6	3.08
Exercisable on December 31	$ 3.21	$ 2.95	$ 2.83
Number of options
Outstanding on January 1	1,131,781	1,002,022	519,746
Expired during the year		30,000	2,239
Granted during the year	3,622,895	159,759	484,515
Outstanding on December 31	4,754,676	1,131,781	1,002,022
Exercisable on December 31	1,093,029	873,344	708,879